Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2021
Fair Value Of Financial Assets And Liabilities
Fair value of financial assets and liabilities

35.	Fair value of financial assets and liabilities

	Level I	Level II	Level III	Total fair value recorded
Assets
Marketable securities	650	-	-	650
Foreign currency derivatives	-	23	-	23
Balance at December 31, 2021	650	23	-	673
Balance at December 31, 2020	652	115	−	767

Liabilities
Foreign currency derivatives	-	(271)	-	(271)
Commodity derivatives	(1)	−	-	(1)
Interest rate derivatives	−	(1)	-	(1)
Balance at December 31, 2021	(1)	(272)	-	(273)
Balance at December 31, 2020	(10)	(269)	−	(279)

The estimated fair value for the Company’s long-term debt, computed based on the prevailing market rates, is set out in note 32.

Certain receivables are classified as fair value through profit or loss, as presented in note 13.

The fair values of cash and cash equivalents, short-term debt and other financial assets and liabilities are equivalent or do not differ significantly from their carrying amounts.